Credit Risk - Summary of Difference Between Maximum and Net Exposure to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 87,745		£ 113,108
Collateral cash	11,104		28,678
Netting	3,654		15,127
Net exposure	305,464	£ 300,286	346,500
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	265,500		255,900
Collateral cash	(100)		(100)
Collateral non-cash	(209,100)		(197,600)
Netting	(2,700)
Net exposure	95,200		101,700
Trading Assets [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			21,000
Collateral non-cash			(8,500)
Netting			(400)
Net exposure			12,100
Derivative Financial Instruments [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,300		19,900
Collateral cash			(2,800)
Collateral non-cash	(2,100)
Netting	(900)		(14,800)
Net exposure	2,300		2,300
Other financial assets at fair value through profit loss [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,600
Collateral non-cash	(2,300)
Net exposure	3,300
Financial assets at fair value through profit loss [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	10,900		43,000
Collateral cash			(2,800)
Collateral non-cash	(4,400)		(10,100)
Netting	(900)		(15,200)
Net exposure	£ 5,600		14,900
Financial Assets Designated at Fair Value [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			2,100
Collateral non-cash			(1,600)
Net exposure			500
Securities Repurchased Under Resale Agreements [member] | Trading Assets [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			8,900
Collateral non-cash			(8,500)
Netting			(400)
Debt Securities [member] | Trading Assets [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			5,200
Net exposure			5,200
Debt Securities [member] | Financial Assets Designated at Fair Value [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			500
Net exposure			500
Cash Collateral [member] | Trading Assets [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			6,200
Net exposure			6,200
Short-term loans [member] | Trading Assets [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			700
Net exposure			700
Loans and Advances to Customers [member] | Financial Assets Designated at Fair Value [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet			1,600
Collateral non-cash			£ (1,600)